Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	LoCorr Market Trend Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund's primary investment objective is capital appreciation in rising and falling equity markets
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	with managing volatility as a secondary objective.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund.  More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 19 of this Prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2016-04-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells financial instruments (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the period from July 1, 2014 (commencement of operations) through December 31, 2014, the Fund’s portfolio turnover rate was 6% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	6.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Acquired Fund Fees and Expenses for the Fund's current fiscal year are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its investment objectives by allocating its assets using two principal strategies:

•	"Market Trend" Strategy

•	"Fixed Income" Strategy

The Market Trend strategy is a macro-oriented quantitative strategy that employs various investment techniques to select long and short positions in the global futures and foreign exchange markets.  These techniques are designed to produce attractive absolute and risk-adjusted returns while maintaining low correlation to traditional asset classes.  The Market Trend strategy is a quantitative trading system driven by trend-following models. The program signals buy and sell orders based on a number of factors, including price, volatility, and length of time a position has been held in the portfolio, and employs sophisticated techniques to gradually enter and exit positions over the course of a trend in order to maximize profit opportunities. It is expected that the average holding period of instruments traded pursuant to the Market Trend strategy will be approximately 50 days; however, that average may differ depending on various factors and the program will make daily adjustments to positions based on both price activity and market volatility.  The program trades a broad range of markets, including global interest rates, foreign exchange, global stock indices and commodities.  The Fund's adviser delegates management of the Fund's Market Trend strategy portfolio to a sub-adviser, Graham Capital Management, L.P. ("GCM").

The Fund will execute a portion of its Market Trend strategy by investing up to 25% of its total assets (measured at the time of purchase) in a wholly-owned and controlled subsidiary (the "Subsidiary").  The Subsidiary will invest the majority of its assets in futures contracts and other investments (short to medium term investment grade securities) intended to serve as margin or collateral for futures positions.  The Subsidiary is managed by the adviser and sub-advised by GCM and is subject to the same investment restrictions as the Fund, when viewed on a consolidated basis.

The Fixed Income strategy is designed to generate interest income and preserve principal by investing primarily in investment grade securities including: (1) obligations issued or guaranteed by the United States Government, its agencies or instrumentalities, (2) securities issued or guaranteed by foreign governments, their political subdivisions or agencies or instrumentalities, (3) bonds, notes, or similar debt obligations issued by U.S. or foreign corporations or special-purpose entities backed by corporate debt obligations, (4) U.S. asset-backed securities ("ABS"), (5) U.S. residential mortgage-backed securities ("MBS"), (6) U.S. commercial mortgage-backed securities ("CMBS"), (7) interest rate-related futures contracts and (8) interest rate-related or credit default swap contracts.  The Fund defines investment grade fixed income securities as those that are rated, at the time purchased, in the top four categories by a rating agency such as Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Ratings Services ("S&P"), or, if unrated, determined to be of comparable quality.  However, the fixed income portion of the Fund's portfolio will be invested without restriction as to individual issuer country, type of entity, or capitalization.  Futures and swap contracts are used for hedging purposes and as substitutes for fixed income securities.  The Fund's adviser delegates management of the Fund's Fixed Income strategy portfolio to a sub-adviser, Nuveen Asset Management, LLC ("Nuveen").

The adviser anticipates that, based upon its analysis of long-term historical returns and volatility of various asset classes, the Fund will allocate approximately 25% of its assets to the Market Trend strategy and approximately 75% of its assets to the Fixed Income strategy.  However, as market conditions change the portion allocated may be higher or lower.

The Fund seeks to achieve its secondary investment objective primarily by (1) diversifying the Market Trend strategy investments among financial instruments that are not expected to have returns that are highly correlated to each other or the equity markets and (2) by selecting Fixed Income strategy investments that are short-term to medium-term interest income-generating securities (those with maturities or average lives of less than 10 years) that are expected to be less volatile than the equity markets in general and that are not expected to have returns that are highly correlated to the equity markets or the Market Trend strategy.  However, the Fund is "non-diversified" for purposes of the Investment Company Act of 1940, as amended (the "1940 Act"), which means that the Fund may invest in fewer securities at any one time than a diversified fund.

The Securities and Exchange Commission granted the Fund and the adviser an order that allows the adviser (subject to certain conditions including oversight and approval by the Fund's Board of Trustees) to hire a new sub-adviser or sub-advisers and to change the terms of agreements with a sub-adviser or sub-advisers without shareholder approval.  Shareholders will be notified of any sub-adviser changes.

ADVISER'S INVESTMENT PROCESS

The adviser will pursue the Fund's investment objectives, in part, by utilizing its sub-adviser selection and risk management process.

•
Subadviser Selection.  The adviser selects sub-advisers it believes can successfully execute the Fund's overall investment strategies.  The adviser also monitors and evaluates the performance of the sub-advisers and implements procedures to ensure each sub-adviser complies with the Fund's investment policies and restrictions.

•
Risk Management.  The adviser manages the expected volatility of the Fund's returns by monitoring the interaction and correlation of the returns between the Market Trend and Fixed Income strategies.  Using this risk management process, the adviser believes the Fund's returns, over time, will not be highly correlated to the equity markets and will provide the potential for reducing volatility in investors' portfolios.

SUB-ADVISERS' INVESTMENT PROCESS

Graham Capital Management, L.P.

GCM executes the Market Trend strategy by employing macro-oriented quantitative investment techniques to select long and short positions in the global futures and foreign exchange markets.  These techniques are designed to produce attractive absolute and risk-adjusted returns while maintaining low correlation to traditional asset classes.  Futures contracts and foreign exchange forward contracts have leverage inherent in their terms as the Fund need only post a margin deposit and does not have to pay the full price of the contract.

The Market Trend strategy is based on a quantitative investment program that has its origins in GCM’s trend-following trading systems, dating as far back as 1995. Such systems generally are based on computerized mathematical models and can rely both on technical (i.e., historic price and volume data) and fundamental (i.e., general economic, interest rate and industrial production data) information as the basis for their trading decisions. GCM’s trend systems are designed to participate selectively in potential profit opportunities that can occur during periods of price trends in a diverse number of U.S. and international markets.  The trend systems establish positions in markets where the price action of a particular market signals the computerized systems used by GCM that a potential trend in prices is occurring.  The trend systems are designed to analyze, mathematically, the recent trading characteristics of each market and statistically compare such characteristics to the historical trading patterns of the particular market.  The trend systems also employ proprietary risk management and trade filter strategies that seek to benefit from sustained price trends while reducing risk and volatility exposure.  Positions are adjusted to reflect changes in prices and trends and to manage risk.

Nuveen Asset Management, LLC

Nuveen executes the Fixed Income strategy by selecting securities using a "top-down" approach that begins with the formulation of its general economic outlook.  Following this, various sectors and industries are analyzed and selected for investment.  Finally, Nuveen selects individual securities within these sectors or industries that it believes have above peer-group expected yield, potential for capital preservation or appreciation.  Nuveen also selects futures and swaps to hedge interest rate and credit risks and as substitutes for securities when it believes derivatives provide a better return profile or when specific securities are temporarily unavailable.  Nuveen sells securities and derivatives to adjust interest rate risk, adjust credit risk, when a price target is reached, or when a security's or derivative's price outlook is deteriorating.

The Fund and the Subsidiary are each a "commodity pool" under the U.S. Commodity Exchange Act and the adviser is a "commodity pool operator" registered with and regulated by the Commodity Futures Trading Commission ("CFTC").  As a result, additional CFTC-mandated disclosure, reporting and recordkeeping obligations apply with respect to the Fund and the Subsidiary under CFTC and SEC harmonized regulations.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.  Many factors affect the Fund's net asset value and performance.

The following risks apply to the Fund's direct investments in securities and derivatives as well as the Fund's indirect risks through investing in the Subsidiary.

•
ABS, MBS and CMBS Risk:  ABS, MBS and CMBS are subject to credit risk because underlying loan borrowers may default.  Additionally, these securities are subject to prepayment risk because the underlying loans held by the issuers may be paid off prior to maturity.  The value of these securities may go down as a result of changes in prepayment rates on the underlying mortgages or loans.  During periods of declining interest rates, prepayment rates usually increase and the Fund may have to reinvest prepayment proceeds at a lower interest rate.  CMBS are less susceptible to this risk because underlying loans may have prepayment penalties or prepayment lock out periods.

•
Commodity Risk:  Investing in the commodities markets may subject the Fund to greater volatility than investments in traditional securities.  Commodity prices may be influenced by unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions.

•
Credit Risk:  There is a risk that issuers and counterparties will not make payments on securities and other investments held by the Fund, resulting in losses to the Fund.  In addition, the credit quality of securities held by the Fund may be lowered if an issuer's financial condition changes.

•
Derivatives Risk: Derivatives are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace.  Short positions are subject to potentially unlimited liability.  Purchased options may expire worthless.  Over the counter derivatives, such as swaps, are subject to counterparty default.  Leverage inherent in derivatives such as futures will tend to magnify the Fund’s losses.

•
Fixed Income Risk:  Typically, a rise in interest rates causes a decline in the value of fixed income securities.  The value of fixed income securities typically falls when an issuer's credit quality declines and may even become worthless if an issuer defaults.

•
Foreign Currency Risk:  Currency trading risks include market risk, credit risk and country risk.  Market risk results from adverse changes in exchange rates in the currencies the Fund is long or short.  Credit risk results because a currency-trade counterparty may default.  Country risk arises because a government may interfere with transactions in its currency.

•
Foreign Investment Risk:  Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.  Investing in emerging markets imposes risks different from, or greater than, risks of investing in foreign developed countries.

•
Issuer-Specific Risk: The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.  The value of securities of smaller issuers can be more volatile than those of larger issuers. The value of certain types of securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

•
Leverage Risk:  Using derivatives to increase the Fund's combined long and short exposure creates leverage, which can magnify the Fund's potential for gain or loss and, therefore, amplify the effects of market volatility on the Fund's share price.

•	Limited History of Operations: The Fund has a limited history of operation.

•
Liquidity Risk:  Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

•
Management Risk:  The adviser's and each sub-adviser's judgments about the attractiveness, value and potential appreciation of particular asset classes, securities and derivatives in which the Fund invests may prove to be incorrect and may not produce the desired results.  Additionally, the adviser's judgments about the potential performance of the sub-advisers may also prove incorrect and may not produce the desired results.

•
Market Risk:  Overall securities and derivatives market risks may affect the value of individual instruments in which the Fund invests.  Factors such as domestic and foreign economic growth and market conditions, interest rate levels, and political events affect the securities and derivatives markets.  When the value of the Fund's investments goes down, your investment in the Fund decreases in value and you could lose money.

•
Non-Diversification Risk:  As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers.  The Fund's performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.

•
Short Position Risk:  The Fund will incur a loss as a result of a short position if the price of the short position instrument increases in value between the date of the short position sale and the date on which an offsetting position is purchased.  Short positions may be considered speculative transactions and involve special risks, including greater reliance on the adviser's ability to accurately anticipate the future value of a security or instrument.  The Fund's losses are potentially unlimited in a short position transaction.

•
Wholly-Owned Subsidiary Risk: The Subsidiary will not be registered under the 1940 Act and, unless otherwise noted in this Prospectus, will not be subject to all of the investor protections of the 1940 Act.  Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or Subsidiary to operate as described in this Prospectus and could negatively affect the Fund and its shareholders.  By investing in commodities indirectly through the Subsidiary, the Fund will obtain exposure to the commodities markets within the federal tax requirements that apply to the Fund. However, because the Subsidiary is a controlled foreign corporation, any income received from its investments will be passed through to the Fund as ordinary income, which may be taxed at less favorable rates than capital gains.  Additionally, losses at the subsidiary are not available to be carried forward nor offset by gains at the Fund level.  Your cost of investing in the Fund will be higher because you indirectly bear the expenses of the Subsidiary.

Who Should Invest in the Fund?

The adviser believes the Fund is appropriate for investors seeking the low-correlation benefits of Market Trend investing, relative to traditional stock portfolios.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers. The Fund's performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The Fund commenced operations on July 1, 2014.  After completion of one calendar year of operations, the Fund will compare its performance to the performance of a broad-based securities index and a secondary index and performance information will be presented in this section of the Prospectus.  The Fund will provide a brief explanation of information showing how its average annual returns over various periods compare with those of the Index. Past performance of the Fund is not necessarily an indication of how it will perform in the future. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.  Updated performance information will be available at no cost by visiting www.LoCorrFunds.com or by calling 1-855-523-8637. Net asset value (“NAV”) per share information may be obtained by visiting www.LoCorrFunds.com/performance.html.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund commenced operations on July 1, 2014.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-855-523-8637
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.LoCorrFunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance of the Fund is not necessarily an indication of how it will perform in the future.
Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	1.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.89%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.06%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.70%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(1.44%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	2.26%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	791
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,517
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,262
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	4,210
Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	1.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	1.89%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.06%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.45%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(1.44%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	3.01%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	304
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,217
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,139
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	4,491
Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	1.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.89%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.06%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.45%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(1.44%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	2.01%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	204
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	926
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,670
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 3,634

[1]	Acquired Fund Fees and Expenses for the Fund's current fiscal year are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[2]	The Fund's adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least April 30, 2016, to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement (exclusive of any Rule 12b-1 distribution and/or servicing fees, taxes, interest, short selling expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, swap fees and expenses, expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation and inclusive of organizational costs incurred prior to the commencement of operations) will not exceed 1.95% of the Fund's daily average net assets attributable to each class of the Fund. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Fund's Board of Trustees, on 60 days' written notice to the adviser.